LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average number of ordinary shares:
Balance as at January 1	9,613	7,400	4,889
Effect of shares issued during the year	3,021	1,625	544
Weighted average number of ordinary shares used to calculate basic loss per share	12,634	9,025	5,433